Concentration and Risks - Schedule of Other Receivables from Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Other receivables	¥ 88,038	¥ 23,944	$ 13,492
Xiaomi Inc | Other Receivables | Credit Risk
Concentration Risk [Line Items]
Other receivables	¥ 88,038	¥ 23,944
Concentration risk, percentage	100.00%	100.00%